Summary of significant accounting policies	12 Months Ended
Dec. 31, 2018
Summary of significant accounting policies
Summary of significant accounting policies

2. Summary of significant accounting policies

(a)          Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

(b)          Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs for which the Company is the ultimate primary beneficiary, and the subsidiaries of the VIEs.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

VIEs are entities in which the Company, or its subsidiary, through contractual arrangements, exercises effective control over the activities that most impact the entities’ economic performance, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entities.

All significant intercompany transactions and balances between the Company, its wholly owned subsidiaries and the VIEs have been eliminated upon consolidation.

(c)          Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosure of contingent assets and liabilities at the balance sheet date, and the reported revenues and expense during the reporting period and disclosed in the consolidated financial statements and accompanying notes.

Significant accounting estimates reflected in the Group's consolidated financial statements include revenue recognition, allocations of revenue to multiple elements, provision for doubtful accounts and credit losses, valuation and recognition of share-based compensation expenses, cost and expenses from Jimu Parent to Pintec, valuation allowance of deferred tax assets, fair value of assets and liabilities acquired in business combinations, fair value of convertible loans and impairment of goodwill, determination of the fair value of Pre-IPO Preferred Shares and Pre-IPO Class A Ordinary Shares, and the fair value of financial guarantee liabilities.

(d)          Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and the Group’s subsidiary incorporated in Hong Kong and BVI is United States dollars (“US$”). The Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries determined their functional currency to be RMB. The determination of the respective functional currency is based on the criteria set out by ASC 830, Foreign Currency Matters.

Transactions denominated in foreign currencies other than functional currency are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies other than functional currency are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains or losses arising from foreign currency transactions are recorded in the consolidated statements of operations and comprehensive (loss)/income.

The financial statements of the Group’s non PRC entities are translated from their respective functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period.

The resulting foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income/loss in the consolidated statement of changes in invested deficit and a component of other comprehensive income in the consolidated statement of operations and comprehensive (loss)/income.

(e)          Convenience translation

Translations of the consolidated balance sheet, the consolidated statement of operations and comprehensive loss and the consolidated statement of cash flows from RMB into US$ as of and for the year ended December 31, 2018 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.8755, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2018. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2018, or at any other rate.

(f)          Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, time deposits, and funds held in deposit accounts with banks, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use. All cash and cash equivalents are denominated in RMB and held in PRC. The Group adopted ASU 2016‑18, statement of cash flows (Topic 230): Restricted Cash, using a retrospective method to each period presented. The changes in restricted time deposits in the consolidated cash flow were nil and RMB5 million for the years ended December 31, 2016 and 2017 respectively, which were no longer presented within investing activities and were retrospectively included in the changes of cash, cash equivalents and restricted time deposits as required.

(g)          Restricted time deposits

Cash and time deposits that are restricted as to withdrawal for use or pledged as security is reported separately as restricted time deposits. Cash and term deposits that are restricted as to withdrawal or use for other than current operations is classified as non‑current. The restricted time deposits primarily represent (i) Time deposits securing the Group’s short-term borrowings from financial institutions. The short-term borrowings are designated to support the Group’s general operation and could not be used to fund the Group’s financing receivables. (ii) Cash received via consolidated trusts that has not yet been distributed.

(h)         Short‑term investments

The Group invested in certain financial instruments with variable interest rates indexed to the performance of underlying assets or principal not guaranteed with certain financial institutions. These financial instruments had maturity dates within one year and classified as short‑term investments. The Company elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Fair value is estimated based on quoted prices of similar financial products provided by the banks at the end of each period. Changes in the fair value are reflected in the consolidated statements of comprehensive (loss)/income as “other income/(loss), net”.

(i)           Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.
•

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model‑derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value measurements on a recurring basis

The carrying amount of cash and cash equivalents, restricted time deposits, short‑term investments, accounts receivable, amounts due from related parties, accounts payable, and amounts due to related parties approximates fair value because of their short‑term nature. Financing receivables are measured at amortized cost. Funding debts and accrued interest payable are carried at amortized cost. The carrying amount of the financing receivables, funding debts, accrued interest receivable, and accrued interest payable approximates their respective fair value as the interest rates applied reflect the current quoted market yield for comparable financial instruments.

For the off-balance sheet loans funded by certain third-party commercial banks or consumer finance companies, the Group initially accounts for financial guarantee provided to the commercial banks or consumer finance companies at fair value taking into account the expected default rates (Note 2R). The Group uses significant unobservable inputs to measure the fair value of these guarantee liabilities (Level 3). The Group considers unobservable inputs to be significant, if, by their exclusion, the estimated fair value of a Level 3 asset or liability would be impacted by a significant percentage change, or based on qualitative factors such as the nature of the instrument and significance of the unobservable inputs relative to other inputs used within the valuation. The carrying value of guarantee liability approximates fair value as the guarantee liability is measured at the higher of ASC 460 and ASC 450 component and ASC 450 component reflects the expected payout.

Fair value measurements on a non-recurring basis

The Group measures certain financial assets, including the long-term investments at fair value on a non-recurring basis only if an impairment charge were to be recognized. The Group’s non-financial assets, such as property, equipment and software, would be measured at fair value only if they were determined to be impaired.

(j)           Financing receivables, net

Nature of the financing receivables and the related funding sources

The Group generates financing receivables by providing the following:

(1)

point‑of‑sale installment services to users of third‑party online travel websites and other e‑commerce websites (the “Business Partners”), where the Group’s main funding sources include (a) the borrowings obtained via the peer‑to‑peer matching services provided by Lerong Duoyuan Information Technology Co., Ltd, which matches the Group with third party individual investors, or the borrowings obtained from other financial partners, and alternatively (b) proceeds from third‑party investors of asset‑backed securitized debt issued by securitization vehicles consolidated by the Group. (c) the borrowing obtained via an individual lender. (d) the borrowing obtained via a shareholder.

(2)

personal and business installment loans to borrowers which are financed via securitization vehicles in the form of trust arrangements, where the Group’s funding source include the proceeds from third‑party investors of tranches of trust units issued by trust arrangements consolidated by the Group.

The Group has the intent and the ability to hold such financing receivables for the foreseeable future or until maturity or payoff. Financing receivables are measured at amortized cost, net of any charge‑offs, and the allowance that reflects the Group’s best estimate of the amounts that will not be collected. The receivable portfolio consists of the financing receivables with the term periods ranging from 30 days to 24 months.

(1)(a) On‑balance sheet: Point‑of‑sale financing receivables funded by individual investors via peer to peer matching services provided by Lerong Duoyuan Information Technology Co., Ltd (“Jimu Box”) or by other financial partners.

The financing installment receivables due from users of the Business Partners are resulted from the point‑of‑sale installment services provided by the Group to these users (note 2(r)(ii)) who made purchases from the Business Partners.

When a user, who qualifies for point‑of‑sale installment services makes an online purchase using a point‑of‑sale installment loan, the Group pays the sales price to the business partner and collects the sales price from the Business Partner’s user with interest and fees. Upon paying the sales price to the business partners, the Group promptly obtains financing for the sales price paid by factoring the receivable due from the Business Partners’ user. Pursuant to ASC 860‑10‑15‑4, the factoring arrangement of the receivable does not satisfy the criteria of financial asset de‑recognition because the Group has a commitment to make monthly repayments. Accordingly, the Group does not derecognize the receivable from users upon factoring and accounts for the transaction as secured borrowings.

Accordingly, the financing receivables due from the users of the Business Partners and the loan payables to the third party individual investors matched with the Group via Jimu Box and the loan payables to other financial partners are recorded on the Group’s consolidated balance sheet as financing receivables and funding debts, respectively.

(1)(b) On‑balance sheet: Point‑of‑sale financing receivables funded by investors of asset‑backed securitized debts

For certain financing receivables arising from the point‑of‑sale installment services to users of the Business Partners, the Group obtains financing from third‑party investors by issuing asset‑backed securitized debts via certain securitization vehicles in the forms of asset backed security arrangements (the “ABSs”) established by the Group during the year ended December 31, 2017 and 2018.

The Group periodically securitizes its financing receivables due from users of the Business Partners through transferring those assets to the ABSs vehicles which then issues debt securities to third‑party investors. The ABSs vehicles are considered as variable interest entities under ASC 810. As the Group has power to direct the activities that most significantly impact economic performance of the ABSs vehicles by providing the loan servicing and default loan collection services, and the Group has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE as the Group purchased all subordinated tranche securities, and the Group is obligated to purchase any loans that are delinquent for more than certain days, accordingly, the Group is considered as the primary beneficiary of the ABSs and has consolidated the ABSs’ assets, liabilities, results of operations, and cash flows in the Group’s consolidated financial statements in accordance with ASC 810.

Accordingly, the financing receivables due from the users of the Business Partners and the loan payables to the third party investors of asset‑backed securitized debts are recorded on the Group’s consolidated balance sheet as financing receivables and funding debts, respectively.

As of December 31, 2018, the financing receivables due from the users of the Business Partners and the loan payables to the third party investors of asset-backed securitized debts were nil.

(1)(c) On-balance sheet: Point-of-sale financing receivables funded by an individual lender

Shenzhen Minheng, as one of subsidiaries of the Group, entered into a loan agreement with an individual person (‘‘Lender’’) in January 2018 and a supplementary loan agreement in March 2018.

Pursuant to which, during the year ended December 31, 2018, the Group borrowed unsecured RMB denominated loans from this Lender, amounted to RMB563,979 aggregately, with an interest rate of approximately 10.3% for the term of up to one year. The loans were used for early repayment of loan payables to third party individual investors matched with the Group via Jimu Box. As a result of the repayments of RMB563,979 made to the Lender, the remaining outstanding balance as of December 31, 2018 was nil.

(1)(d) On-balance sheet: Point-of-sale financing receivables funded by a shareholder

On July 14, 2018, Shenzhen Minheng, as one of subsidiaries of the Group, entered into a separate loan agreement with Xijin (Shanghai) Venture Capital Management Co., Ltd (‘‘Xijin’’)., which is one shareholders of the Group. The loan has a principal amount of RMB70,000  (US$10,181), an annual interest rate of 10.3%, and a term of one year. Shenzhen Minheng then entered into a second loan with Xijin on the same terms for additional RMB120,000. The Group planned to use the proceeds of these loans, together with cash on hand, to repay the balance of the loan which the Group borrowed from the individual lender mentioned in (1)(c). As of July 27, 2018, the Group used the proceeds to repay the all of remaining outstanding loan balance to the individual lender, with an aggregate amount of RMB423,000.

In August 2018, Shenzhen Minheng and Xijin entered into a supplementary agreement (“1st supplementary agreement”) which changed the maturity date of the loans to December 31, 2018, and changed the interest rate of the loans, retroactive to the first date of each loan, to 0.6%. As of December 31, 2018, the Group repaid the principal amount of RMB68,313 to Xijin, while, the remaining outstanding balance as of December 31, 2018 was RMB121,687. In addition, Shenzhen Minheng and Xijin entered into another supplementary agreement (“2nd supplementary agreement”) which changed only the maturity date for both loans from December 31, 2018 to May 15, 2019.

(2) On‑balance sheet: Personal and business financing receivables funded by third party investors of trusts arrangements

For certain personal and business installments loans which are not funded via the peer‑to‑peer matching services provided by Jimu Box which matches the borrowers with third party individual, investors, they were alternatively funded by investors of certain trust arrangements (the “Trusts”) established during the year ended December 31, 2017 and 2018.

The Group established business relationships with trusts which were administered by third‑party trust companies. The Trusts were set up to invest in loans personal and business installments loans recommended by the Group.

The Trusts are considered as variable interest entities under ASC 810. As the Group has power to direct the activities that most significantly impact economic performance of the Trusts by providing the loan servicing and default loan collection services, and the Group has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE as the Group purchased all subordinated tranche of trust units, and the Group is obligated to repurchase any loans that are delinquent for more than certain days, accordingly, the Group is considered as the primary beneficiary of the Trusts and has consolidated the Trusts’ assets, liabilities, results of operations, and cash flows in the Group’s consolidated financial statements in accordance with ASC 810.

Accordingly, the financing receivables due from the borrowers of the personal and business installment loans and the loan payables to the third party investors of the trust units are measured at amortized cost and recorded on the Group’s consolidated balance sheet as financing receivables and funding debts, respectively.

Accrued interest receivable

Accrued interest income on financing receivables is calculated based on the contractual interest rate of the loan and recorded as installment service fees as earned. Financing receivables are placed on non‑accrual status upon reaching 90 days past due. When a financing receivable is placed on non‑accrual status, the Group stops accruing interest as of such date. The Group does not resume accrual of interest after a loan has been placed on non‑accrual basis.

The Company charges off the accrued interest receivable against the related allowance when management determines that full repayment of a loan is not probable. Generally, charge-off occurs after the 90th day of delinquency. All accrued but unpaid interest as of such date is charged off against the allowance for credit loss. The primary factor in making such determination is the assessment of potential recoverable amounts from the delinquent debtor.

Nonaccrual financing receivables and charged‑off financing receivables

The Group considers a financing receivable to be delinquent when a monthly payment is one day past due. When the Group determines it is probable that full repayment of a loan is not probable, the remaining unpaid principal balance is charged off against the allowance for credit losses. Generally, charge‑offs occur after the 90th day of delinquency. Installment service fees for nonaccrual financing receivables is recognized upon the collection of cash.

(k)           Accounts receivable, net

Accounts receivables are stated at the historical carrying amount net of the allowance for doubtful accounts. The Group reviews the accounts receivable on a periodic basis and makes allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual accounts receivable balances, the Group considers several factors, including the age of the balance, the customer’s payment history, and current credit worthiness, and current economic trends. Accounts receivable balances are charged off after 90th day of delinquency.

(l)           Long‑term investments

Long‑term investments represent the Group’s investments in privately held companies.

In accordance with ASC 323 “Investment‑Equity Method and Joint Ventures”, the Group applies the equity method of accounting to equity investments, in common stock or in‑substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group initially records its investment at cost. The difference between the cost of the equity investment and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill or as an intangible asset as appropriate, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into consolidated statements of comprehensive loss after the date of acquisition.

For long‑term investments in equity securities that are not accounted for using equity method of accounting, and that have no readily determinable fair value, the cost method of accounting is used.

The Group assesses its long‑term investments accounted for under the cost method and equity method for other‑than‑temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company‑specific information, such as recent financing rounds. The fair value determination, particularly for investments in privately‑held companies whose revenue model is still evolving, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and the determination of whether any identified impairment is other‑than‑temporary. If any impairment is considered other‑than‑temporary, the Group will write down the asset to its fair value and take the corresponding charge to the consolidated statements of comprehensive loss.

(m)         Property, equipment and software, net

Property, equipment and software are recorded at cost, less accumulated depreciation and impairment. Depreciation of property and equipment and amortization of software is calculated on a straight‑line basis, after consideration of expected useful lives and estimated residual values. The Group has not recorded any impairments of property, equipment or software for the period presented. The estimated useful lives of these assets are generally as follows:

Estimated
Category	useful life
Office furniture and equipment	3 - 5 years
Computer and electronic equipment	3 - 5 years
Software	5 years

Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property, equipment and software are capitalized as additions to the related assets. Gains and losses from the disposal of property, equipment and software are the differences between the net sales proceeds and the carrying amounts of the relevant assets and are recognized in the consolidated statements of operations and comprehensive loss.

(n)          Intangible assets, net

The Group performs valuation of the intangible assets arising from business combination to determine the relative fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are amortized using the straight‑line approach over the estimated economic useful lives of the assets.

(o)          Goodwill

Goodwill represents the excess of the purchase price over fair value of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31 and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with the FASB guidance on ''Testing of Goodwill for Impairment,'' the Company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.

If the Company decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. A goodwill impairment charge will be recorded for the amount by which a reporting unit’s carrying value exceeds its fair value, but not to exceed the carrying amount of goodwill. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. No impairment of goodwill was recognized for the year ended December 31, 2017 and 2018.

(p)          Impairment of long‑lived assets

The Group evaluates its long‑lived assets with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing carrying amount of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the long‑lived assets over their fair value. No impairment of long‑lived assets was recognized for the years ended December 31, 2017 and 2018.

(q)          Funding Debts

The proceeds received from individual investors, other financial partners, investors of the asset‑backed securitized debts or the consolidated trusts and a shareholder to fund the Group’s on‑balance sheet financing receivables, are recorded as funding debts on the consolidated balance sheets. Accrued interest payable is calculated based on the contractual interest rates of the funding debts.

(r)          Financial Guarantee liabilities

For the off-balance sheet loans funded by a financial partner, the Group is obligated to compensate the financial partner for the principal and interest repayment of the defaulted loans in the event of borrowers’ default. If a borrower is one day delinquent on an installment of principal and interest of a loan, the Group will repurchase the delinquent installment of principal and interest from the financial partner. Therefore, the Group effectively provides guarantees to the financial partner that include credit risk.

The Group is required to record the repurchase obligations in accordance with ASC 460. Accordingly, the liabilities are measured at their fair value at inception. Therefore, the liability recorded based on ASC 460 is determined on a loan by loan basis. As stated in ASC 460-10-35-1, the guarantee liability should generally be reduced by recording a credit to net income as the guarantor is released from the underlying guaranteed risk i.e., as the loan is repaid by the borrower or when the investor is compensated in the event of a default. As the risk is reduced as each payment is made, a systematic and rational amortization method based on when the payments are made may be appropriate.

As the risk of the guarantee liability is reduced, it is recognized into the income statement by a systematic and rational amortization method, e.g. over the term of the loan, within the “gain from the financial guarantee liabilities” line item of the income statement. For the years ended December 31, 2016, 2017 and 2018, the amount of gains recorded were nil,  nil and RMB21.4 million (US$3.1 million), respectively.

Subsequent to initial recognition, the repurchase obligations are measured at the greater of the amount determined based on ASC 460 and the amount determined based on ASC 450. In accordance with ASC 450, a contingent liability determined based on historical default rates, representing the obligation to make future payouts, measured using the guidance in ASC 450 Contingencies. The ASC 450 contingent component is determined on a loan by loan basis, but considers the actual and expected performance of the pool when estimating the contingent liability. If there is no difference between the ASC 460 component and ASC 450 component, no gain or loss is recorded.

(s)          Revenue recognition

The Group is principally engaged in providing lending solutions through its online technology platform.

The Group earns its revenues by providing the following: (i) A lending solution which assists borrowers obtain loans from third party investors and certain financial partners. The Group facilitates the loan origination process and provides on‑going loan servicing but does not loan money. For these services, the Group earns technical service fees. (ii) A lending solution for borrowers who want to finance their on‑line purchases from third parties (“Business Partners”) or who have personal or business installment loan requests. The Group provides financing for these borrowers and earns installment service fees (comprising interest). (iii) A wealth management solution and insurance solution for asset management and insurance companies respectively to facilitate the sale of their products. The Group earns a wealth management fee and insurance service fee (a commission on financial products sold by these asset management and insurance companies to their customers). The Group is not a party to the financial products sold.

(i)          Lending solution to assist borrowers to obtain loans

Loan origination assistance and on‑going loan servicing addresses credit needs for individual borrowers, sole proprietors, and small and medium enterprises (“SMEs”). The Group facilitates the borrowing from third parties by entering into service agreements with the borrowers and the Group’s financial partners which include peer‑to‑peer lending platforms, commercial banks and other financial institutions. Pursuant to a financing service agreement, the Group provides an online credit assessment and post‑lending management services to borrowers or certain financial partners. For these services, which are provided using credit data analysis and machine learning technologies, the Group earns technical service fees. The Group does not provide loans to the borrowers.

For the years ended December 31, 2016, 2017 and 2018, the majority of lending solutions were provided in collaboration with a peer‑to‑peer lending platform of Jimu Parent, who both enter into the service agreement with the borrowers. The service fees earned from the borrowers are allocated between the Group and Jimu Parent based on relative fair values of services provided that have been mutually agreed between the two parties.

For the lending solutions were provided in collaboration with certain financial partners, including commercial banks and other financial institutions, the Group provides intermediary services to both the borrowers and commercial banks and other financial institutions. The intermediary services provided include online credit assessment and post lending management services to the borrowers and the commercial banks and other financial institutions. For these transactions, the Group earns online credit assessment and post-lending management service fees from the commercial banks and other financial institutions.

(ii)          Lending solution for borrowers to finance on‑line purchases/personal and business installment loans

The lending solution for borrowers addresses the credit needs of the users of third‑party online travel websites and other e‑commerce websites (“Business Partners”) to finance their on‑line purchases, or the credit needs of personal and business installment loans.

Some of the Business Partners’ customers require immediate installment financing for their on‑line purchases. For credit worthy users, the Group offers installment financing (“point‑of‑sale installment service”). When a user, who qualifies for point‑of‑sale installment services makes an online purchase using a point‑of‑sale installment loan, the Group pays the sales price to the Business Partners and collects the sales price from the Business Partners’ users with interest and fees. Upon paying the sales price to the Business Partners, the Group promptly obtains financing for the sales price paid by factoring the receivable due from the Business Partners’ users. The Group may subsequently factor the receivables to individual investors on the Jimu Box or to other financial partners. Pursuant to ASC 860‑10‑15‑4, the factoring arrangement of the financing receivable due from users of Business Partners or borrowers does not satisfy the criteria of financial asset de‑recognition because the Group has a commitment to make monthly repayments. Accordingly, the Group does not derecognize the receivable from users upon factoring and accounts for the transaction as secured borrowings. For the year ended December 31, 2017, the majority of borrowings were obtained by the Group via the peer‑to‑peer matching services provided by Lerong Duoyuan Information Technology Co., Ltd, which matches the Group with third party investors. For the year ended December 31, 2018, the majority of borrowings were funded by third-party investors of asset-backed securitized debt issued by securitization vehicle consolidated by the Group and trust arrangement consolidated by the Group, an individual lender and a shareholder. The installment receivables due from the Business Partners’ customers  and the loan payables to the third party individual investors and the loan payables to other financial partners are recorded on the Group’s consolidated balance sheets as financing receivables and funding debts, respectively.

The Group also periodically securitizes its financing receivables arising from users of Business Partners through the transfer of those assets to securitization vehicles. The securitization vehicles are considered as consolidated variable interest entities under ASC 810. Therefore, the financing receivables are recorded as financing receivables in the consolidated balance sheets. The personal and business installment loans may be funded via trust arrangements, which are also considered as consolidated variable interest entities under ASC 810. As a result, the installment receivables due from borrowers, generated from personal and business installment loans are also recorded as financing receivables in the consolidated balance sheets. The Group recognizes installment service fees over the terms of the financing receivables using the effective interest rate method. The proceeds from third party individual investors, investors of asset‑backed securitized debts and investors of the consolidated trusts , an individual lender and a shareholder are recorded as funding debts. (see also note 2(j))

(iii)         Wealth management solution and insurance solution

For the wealth management solution business, the Group operates online mutual fund marketplace and online insurance product marketplace platforms to enable asset management companies and insurance companies to offer and sell their mutual fund products and insurance products to their customers. The Group earns transaction service commissions from the asset management companies and the insurance companies (“wealth management service fee and others”). The Group does not operate or manage any mutual funds or insurance companies.

Consistent with the criteria of ASC 605, Revenue Recognition, the Group recognizes revenues when the following four revenue recognition criteria are met:

1)	Persuasive evidence of an arrangement exists;
2)	Services have been rendered;
3)	Pricing is fixed or determinable; and,
4)	Collectability is reasonably assured.

Revenue recognition policies for each type of service are discussed as follows:

Technical service fees

The Group earns technical service fees by providing online credit assessment services and post-lending management services, such as cash processing services and collection services to borrowers or certain financial partners, including commercial banks and other financial institutions.

The Group has determined that the arrangement to provide technical services to borrowers and commercial banks and other financial institutions contains the following multiple elements: online credit assessment services and post‑lending management services. The Group has determined that the borrowers and commercial banks and other financial institutions are its customers. The Group allocates the technical service fees among the deliverables at the inception of the arrangement on the basis of their relative selling prices according to the selling price hierarchy established by ASC 605‑25‑30. The hierarchy requires the Group to first use vendor‑specific objective evidence of selling price, if it exists. If vendor‑specific objective evidence of selling price does not exist, the Group is then required to use third‑party evidence of selling price. If neither vendor‑specific objective evidence of selling price nor third‑party evidence of selling price exists, the Group uses management’s best estimate of selling price for the deliverables. The Group uses management’s best estimate of selling price for the deliverables of the technical service fees.

Revenue from Online credit assessment and post-lending management service from borrowers via Jimu Box

The Group can only charge the technical service fees from the borrowers upon the successful matching of the loans by a financial partner. The non‑contingent portion of the selling price is collected upfront, if any, upon the loan matching, and the contingent portion of the selling price is collected over the term of the loans when the monthly repayment occurs. As the borrowers are able to prepay the loan amounts before maturity date for a prepayment fee, the aggregate amount of the contingent portion of the fees that can ultimately collected by the Group for online credit assessment service and post‑lending management service earned from a loan transaction is dependent upon the actual term over which the borrowers made their loan repayments. In accordance with ASC 605‑25‑30‑5, the amount allocated by the Group to the delivered credit assessment service is limited to that amount that is not contingent upon the delivery of additional units or meeting other specified performance conditions. Therefore, the non‑contingent portion of the credit assessment service fees are recognized revenue upon cash collection and execution of loan agreements between financial partners and borrowers. In situations where the upfront cash collected is less than the relative selling price of the credit assessment service, the remaining contingent portion of the credit assessment fees, together with the fees allocated to post‑lending management services, are recognized each month when the service is provided over the period of the loan as the monthly repayments occur.

Prepayment fees charged by the Group are recognized when the prepayment occurs and the payments are made by the borrowers.

The Group also charges fees for collection services related to defaulted payments. These fees are recognized when the contingent events occur and the payments are made by the borrowers as that is the point in time collectability is reasonably assured.

Revenue from loan facilitation and post-origination service from financial partners

For the off-balance sheet loans funded by certain financial partners such as third-party commercial banks or other financial institutions, the Group does not record financing receivables arising from these loans nor loans payable to the commercial banks or other financial institutions. For these transactions, the Group earns loan facilitation and post-origination service fees from these certain financial partners.

The Group provides intermediary services to both the borrowers and the commercial banks or other financial institutions. The intermediary services provided include (1) loan facilitation and online credit assessment services, (2) post-origination services (i.e. account maintenance, and collection) to the borrowers and the commercial banks or other financial institutions, and (3) a financial guarantee to the commercial banks or other financial institutions.

The Group determined that the financial guarantee is within the scope of ASC 460 and recorded it at fair value at inception, with the remaining consideration recognized as revenues under ASC 605-25.

Under the off-balance sheet loan arrangements, service fees for loan facilitation and online credit assessment and post-origination services are charged and collected through deduction from the monthly repayments from the borrowers to the commercial banks or financial institutions, and no fees are collected upfront. While the loan facilitation and online credit assessment services are rendered upfront, the amount allocable to these services based on relative selling prices is limited to nil under ASC 605-25-30-5, because all fees are contingent on ongoing servicing as well as the borrowers not prepaying. In considering that, the revenue is recognized each month when the fee is received over the terms of the loans as the monthly repayments occur in line with the resolution of the contingency.

Installment service fee

The Group generates installment service fee revenue through the point‑of‑sale installment payment services that the Group provides to the users of the Business Partners’ platforms or the provision of personal and business installment loans to borrowers through trusts arrangements. Installment service fee revenue is recognized over the terms of financing receivables using the effective interest rate method. Installment service fee revenue is not recorded when reasonable doubt exists as to the full, timely collection of installment service fee or principal. The Group also receives miscellaneous fees, such as penalty fees for late payments. The fees, which are contingent fees, are recognized when the event occurs and the payment is made by the customer as that is the point in time collectability is reasonably assured.

Wealth management service fee and others

The wealth management service fee and others primarily consists of commission fees charged to third-party asset management companies and insurance companies for their use of the Group's online wealth management platform and online insurance platform. The Group is not the primary obligor, as it does not have the ability to establish the price or control the related content of the investment or insurance products offered on the online wealth management platform and online insurance platform, respectively. Such commissions are generally determined as a percentage based on the fees charged to customers by the asset management companies and insurance companies, through the online wealth management platform and online insurance platform. Transaction service commissions are recognized on a net basis when the services are rendered, which occurs when the underlying transaction is executed.

(t)          Funding cost

Funding cost mainly consists of interest expense the Group pays in relation to the funding debts, to fund its financing receivables and certain fees incurred in connection with obtaining these funding debts, such as origination and management fees and legal fees.

(u)          Provision for credit loss

The allowance for loan losses is determined at a level believed to be reasonable to absorb probable losses inherent in the portfolio of the financing receivables as of each balance sheet date. The allowance is provided based on the Company’s assessments performed both on an individual‑loan basis and collective basis. For individual loans that are past due for 90 days or where there is an observable indicator of impairment, a specific allowance is provided. All other loans not already included in the individual assessment are assessed collectively depending on factors such as delinquency rate, size, and other risk characteristics of the portfolio. The Company estimates the expected credit losses rate based on delinquency status of the financing receivables within the level: current, 1 to 30, 31 to 60, 61 to 90 calendar dates past due. These loss rates in each delinquency status are based on average historical loss rates of financing receivables associated with each of the abovementioned delinquency categories. In addition, the Company considers other general economic conditions, if any, when determining the provision for credit losses. The expected loss rates will be applied to the outstanding loan balances to determine the allowance for credit loss for each reporting period. The Company evaluates and adjusts its allowance for loan losses on a quarterly basis or more often as necessary.

The Company charges off the financing receivables against the related allowance when management determines that full repayment of a loan is not probable. Generally, charges off occurs after the 90th day of delinquency. The primary factor in making such determination is the assessment of potential recoverable amounts from the delinquent debtor.

(v)          Origination and servicing cost

Origination and servicing cost mainly consists of costs that are paid for data used in credit assessments, users acquisition costs relating to revenue from lending solutions, salaries and benefits (including share‑based compensation expenses) of employees engaged in providing collection services, bandwidth and data center costs, customer service support costs and fees paid to third‑party payment channels.

(w)          Sales and marketing expenses

Sales and marketing expenses consist primarily of salaries and benefits (including share‑based compensation expenses) of sales department, advertising and marketing promotion expenses and other expenses incurred by the Group’s sales and marketing personnel.

(x)         General and administrative expenses

General and administrative expenses consist primarily of salaries and benefits (including share‑based compensation expenses) and related expenses for employees involved in general corporate functions, including finance, legal and human resources, rental fees and professional fees.

(y)          Research and development expenses

Research and development expenses consist primarily of salaries and benefits (including share‑based compensation expenses) of employees and related expenses for IT professionals involved in developing technology platforms and websites, server and other equipment depreciation, bandwidth and data center costs, and rental fees. All research and development costs have been expensed as incurred as the costs qualifying for capitalization have been insignificant.

(z)          Share‑based compensation expenses

All share based awards granted to employees, including restricted ordinary shares and share options, are measured at fair value on grant date. Share based compensation expense is recognized using the straight line method or graded vesting method, net of estimated forfeitures, over the requisite service period, which is the vesting period.

Prior to the Reorganization, all the options and restricted ordinary shares were granted by Jimu Parent with its own underlying shares. The Binomial option pricing model is used to estimate fair value of the share options and restricted ordinary shares. The determination of estimated fair value of share based payment awards on the grant date using an option pricing model is affected by the fair value of Jimu Parent’s ordinary shares as well as assumptions regarding a number of complex and subjective variables. These variables include the expected value volatility of Jimu Parent’s shares over the expected term of the awards, actual and projected employee share option exercise behaviors, a risk free interest rate and any expected dividends. Shares of Jimu Parent, which do not have quoted market prices, were valued based on the income approach. Determination of estimated fair value of Jimu Parent’s shares requires complex and subjective judgments due to their limited financial and operating history, unique business risks and limited public information on companies in China similar to Jimu Parent.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate pre-vesting option and records share based compensation expenses only for those awards that are expected to vest.

In connection with the Reorganization and as a result of the anti-dilution provision in the option plan and agreement regarding the options issued by Jimu Parent, all the options to purchase the underlying Pintec ordinary shares were issued by the Company as of March 27, 2018. In accordance with ASC 718, exchanges of share options or other equity instruments or changes to their terms in conjunction with an equity restructuring (i.e. the Reorganization) are modifications of the share options and that the accounting for a modification in conjunction with an equity restructuring requires a comparison of the fair value of the modified awards with the fair value of the original award immediately before the modification in accordance with ASC 718. With respect to the Pintec options and Jimu Parent options held by the employees of the Group, the Group determined to recognize share based compensation expense in its consolidated financial statements the remaining unrecognized compensation cost pertaining to the unvested options of Jimu Parent which are retained by the employees of the Company, in addition to the cost pertaining to the unvested options issued by the Company to its employees in connection with the equity restructuring. Incremental fair value, if any, for unvested awards would be recognized prospectively in the consolidated financial statements of the Company in accordance with ASC 718.

After the completion of reorganization, all the options were granted by the Company with its own underlying shares. The Group accounts for share-based awards granted to its employees in accordance with ASC 718. For share options for the purchase of ordinary shares granted to employees determined to be equity classified awards, the related share-based compensation expenses are recognized in the consolidated financial statements based on their grant date fair values which are calculated using the binomial option pricing model. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends.

For share options granted with service condition and the occurrence of an IPO as performance condition, share-based compensation expenses are recorded net of estimated forfeitures using graded-vesting method during the requisite service period. Cumulative share-based compensation expenses for the options that have satisfied the service condition, amounting to RMB94.8million, were recorded upon the completion of the IPO.

The Company’s share-based awards granted to employees of the Jimu Parent should be recognized as a deemed dividend from the Group to Jimu Parent at the fair value determined as of the grant date.

(aa)        Fair value of Pre-IPO Preferred Shares and Pre-IPO Class A Ordinary Shares

Shares of the Company, which do not have quoted market prices, were valued based on the income approach. The income approach involves applying the discounted cash flow analysis based on projected cash flow using the Group's best estimate as of the valuation dates. Estimating future cash flow requires the Group to analyze projected revenue growth, gross margins, effective tax rates, capital expenditures and working capital requirements. In determining an appropriate discount rate, the Group considered the cost of equity and the rate of return expected by venture capitalists. The Group also applied a discount for lack of marketability given that the shares underlying the award were not publicly traded at the time of grant. Determination of estimated fair value of the Group requires complex and subjective judgments due to its limited financial and operating history, unique business risks and limited public information on companies in China similar to the Group.

Option-pricing method was used to allocate enterprise value to preferred shares and ordinary shares. The method treats preferred shares and ordinary shares as call options on the enterprise's value, with exercise prices based on the liquidation preference of the preferred shares. The strike prices of the "options" based on the characteristics of the Group's capital structure, including number of shares of each class of ordinary shares, seniority levels, liquidation preferences, and conversion values for the preferred shares. The option-pricing method also involves making estimates of the anticipated timing of a potential liquidity event, such as a sale of the Group or an initial public offering, and estimates of the volatility of the Group's equity securities. The anticipated timing is based on the plans of board of directors and management of the Group. Estimating the volatility of the share price of a privately held company is complex because there is no readily available market for the shares. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies.

(bb)        Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease basis and are generally not included in the initial lease terms.

(cc)          Taxation

Income taxes

Current income taxes are provided on the basis of net (loss)/income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive income (loss) in the period of the enactment of the change.

The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry‑forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry‑forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry‑forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry. The Group records a valuation allowance to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more‑likely‑than‑not that some portion, or all, of the deferred tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more-likely-than-not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more-likely-than-not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likelihood of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under income tax expenses in its consolidated statements of operations and comprehensive loss. The Group did not have any significant unrecognized uncertain tax positions as of and for the years ended December 31, 2016, 2017 and 2018. The Group also did not expect any significant increase or decrease in unrecognized tax liability within 12 months following the reporting date.

Value added Tax (“VAT”)

The Group is subject to VAT at the rate of 6% depending on whether the entity is a general tax payer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of tax payable on the face of balance sheet. The Group records revenue net of value added tax and related surcharges.

(dd)        Segment reporting

The Group’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Group’s long‑lived assets are substantially all located in the PRC and substantially all of the Group’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

(ee)        Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

(ff)        Loss per share

Loss per share is computed in accordance with ASC 260. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s Pre-IPO Preferred Shares are participating securities because they are entitled to receive dividends or distributions on an as-converted basis. Prior to the IPO, the computation of basic loss per share using the two-class method is not applicable as the Group is in a net loss position and net loss is not allocated to other participating securities because in accordance with their contractual terms they are not obligated to share in the losses.

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period. Potential ordinary shares include ordinary shares issuable upon the conversion of the Pre-IPO Preferred Shares, using the if-converted method, for periods prior to the completion of the IPO, and ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method. The computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net loss per share. After the completion of the IPO, net loss per ordinary share is computed on Class A Ordinary Shares and Class B Ordinary Shares on the combined basis, because both classes have the same dividend rights in the Company’s undistributed net income.

(gg)       Statutory reserves

In accordance with China’s Company Laws, the Company’s VIEs in the PRC must make appropriations from their after-tax profit (as determined under the accounting principles generally acceptable in the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiary that is a foreign investment enterprise in China has to make appropriations from its after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of all employees. None of these reserves are allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2016, 2017 and 2018, profit appropriation to general reserve fund and statutory surplus fund for the Group’s entities incorporated in the PRC was approximately nil,  nil and RMB1.7 million respectively. No appropriation to other reserve funds was made for any of the periods presented.

(hh)        Comprehensive income/(loss)

Comprehensive income/(loss) is defined to include all changes in equity/(deficit) of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive income/(loss), as presented on the consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

(ii)        Recently issued accounting pronouncements

The Group qualifies as an “emerging growth company”, or EGC, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards.

In May 2014, the FASB issued ASU 2014-09 Revenue from Contracts with Customers (Topic 606), which will be effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2018 for public companies. The guidance clarifies that revenue from contracts with customers should be recognized in a manner that depicts both the likelihood of payment and the timing of the related transfer of goods or performance of services. In March 2016, the FASB issued an amendment (ASU 2016-08) to the new revenue recognition guidance clarifying how to determine if an entity is a principal or agent in a transaction. In April (ASU 2016-10), May (ASU 2016-12), and December (ASU 2016-20) of 2016, the FASB further amended the guidance to include performance obligation identification, licensing implementation, collectability assessment and other presentation and transition clarifications. The effective date and transition requirements for this amendment is the same as those for the new revenue guidance.

The Group will adopt this ASU on January 1, 2019 and the Group is currently in the process of assessing and quantity in the impact on its consolidated financial statements.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-02, Leases, which specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. In addition, this standard requires both lessees and lessors to disclose certain key information about lease transactions. ASU 2016-02 is effective for publicly traded companies for annual reporting periods, and interim periods within those years, beginning after December  15, 2018. The standard is effective for the Group beginning on January 1, 2020. Early adoption is permitted. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016 13, "Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments", which will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years for public companies. The standard is effective for the Group beginning on January 1, 2021. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a Group recognizes an allowance based on the estimate of expected credit loss. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In January 2017, the FASB issued Accounting Standards Update ("ASU") 2017 04, "Simplifying the Test for Goodwill Impairment." The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019 for public companies. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group early adopted the amendments from January 1, 2018 on a prospective basis.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group is currently in the process of evaluating the impact of the adoption of this guidance on its consolidated financial statements.